Quarterly Holdings Report
for
Fidelity Advisor® Large Cap Fund
February 28, 2022
LC-NPRT1-0422
1.797927.118
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	22,300	1,008,679
Verizon Communications, Inc.	56,676	3,041,801
		4,050,480
Entertainment - 1.8%
Activision Blizzard, Inc.	22,811	1,859,097
Nintendo Co. Ltd. ADR	48,200	3,064,074
The Walt Disney Co. (b)	66,175	9,824,341
Universal Music Group NV	212,034	4,841,277
		19,588,789
Interactive Media & Services - 3.6%
Alphabet, Inc.:
Class A (b)	5,749	15,528,854
Class C (b)	5,197	14,020,571
Meta Platforms, Inc. Class A (b)	39,300	8,293,479
Snap, Inc. Class A (b)	32,500	1,298,050
		39,140,954
Media - 3.0%
Comcast Corp. Class A	566,323	26,481,263
Interpublic Group of Companies, Inc.	146,420	5,388,256
		31,869,519
TOTAL COMMUNICATION SERVICES		94,649,742
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.5%
BorgWarner, Inc.	125,216	5,135,108
Automobiles - 0.1%
General Motors Co. (b)	22,800	1,065,216
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc. (b)	3,814	8,284,962
Elior SA (a)(b)	95,400	437,648
Expedia, Inc. (b)	17,000	3,333,870
Marriott International, Inc. Class A (b)	19,400	3,300,716
Starbucks Corp.	12,700	1,165,733
		16,522,929
Household Durables - 0.8%
Mohawk Industries, Inc. (b)	25,006	3,520,345
Sony Group Corp. sponsored ADR	14,500	1,486,685
Whirlpool Corp.	20,134	4,052,370
		9,059,400
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (b)	850	2,610,571
Chewy, Inc. (b)	17,200	810,808
		3,421,379
Specialty Retail - 1.3%
Lowe's Companies, Inc.	61,030	13,491,292
TOTAL CONSUMER DISCRETIONARY		48,695,324
CONSUMER STAPLES - 5.9%
Beverages - 1.7%
Diageo PLC sponsored ADR	25,100	5,012,219
Keurig Dr. Pepper, Inc.	89,000	3,441,630
The Coca-Cola Co.	155,781	9,695,809
		18,149,658
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	3,100	1,609,675
Performance Food Group Co. (b)	37,100	2,079,084
Sysco Corp.	91,500	7,969,650
U.S. Foods Holding Corp. (b)	46,100	1,802,049
Walmart, Inc.	8,900	1,202,924
		14,663,382
Food Products - 0.1%
Lamb Weston Holdings, Inc.	20,200	1,341,886
Household Products - 0.2%
Colgate-Palmolive Co.	1,000	76,950
Spectrum Brands Holdings, Inc.	25,767	2,390,662
		2,467,612
Tobacco - 2.5%
Altria Group, Inc.	484,080	24,828,463
Swedish Match Co. AB	331,200	2,407,739
		27,236,202
TOTAL CONSUMER STAPLES		63,858,740
ENERGY - 10.3%
Oil, Gas & Consumable Fuels - 10.3%
Canadian Natural Resources Ltd.	33,100	1,849,161
Cenovus Energy, Inc. (Canada)	858,562	13,499,914
EQT Corp.	19,800	458,172
Exxon Mobil Corp.	751,968	58,969,331
Harbour Energy PLC (b)	347,500	1,840,214
Hess Corp.	203,535	20,569,247
Imperial Oil Ltd.	38,500	1,728,020
Kosmos Energy Ltd. (b)	983,795	4,781,244
Phillips 66 Co.	31,100	2,619,864
Tourmaline Oil Corp.	125,400	4,946,746
		111,261,913
FINANCIALS - 17.6%
Banks - 12.7%
Bank of America Corp.	816,014	36,067,819
JPMorgan Chase & Co.	80,118	11,360,732
M&T Bank Corp.	12,828	2,337,646
PNC Financial Services Group, Inc.	68,741	13,696,644
Truist Financial Corp.	156,127	9,714,222
U.S. Bancorp	135,490	7,660,605
Wells Fargo & Co.	1,042,103	55,617,037
		136,454,705
Capital Markets - 3.1%
KKR & Co. LP	94,191	5,662,763
Morgan Stanley	64,425	5,845,925
Northern Trust Corp.	102,791	11,707,895
Raymond James Financial, Inc.	28,893	3,168,117
State Street Corp.	87,619	7,476,529
		33,861,229
Consumer Finance - 0.5%
Discover Financial Services	41,000	5,061,040
Insurance - 0.2%
Chubb Ltd.	12,395	2,524,118
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	152,476	2,314,586
Radian Group, Inc.	394,431	9,426,901
		11,741,487
TOTAL FINANCIALS		189,642,579
HEALTH CARE - 13.3%
Biotechnology - 0.5%
ADC Therapeutics SA (b)	16,700	278,890
Alnylam Pharmaceuticals, Inc. (b)	12,119	1,912,984
Argenx SE ADR (b)	1,100	316,481
Crinetics Pharmaceuticals, Inc. (b)	28,300	566,566
Insmed, Inc. (b)	47,497	1,135,178
Intercept Pharmaceuticals, Inc. (b)(c)	71,150	1,014,599
Vaxcyte, Inc. (b)	11,800	273,406
Verve Therapeutics, Inc.	9,400	306,910
		5,805,014
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	5,800	699,596
Becton, Dickinson & Co.	10,797	2,929,010
Boston Scientific Corp. (b)	277,826	12,271,574
iRhythm Technologies, Inc. (b)	100	12,927
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	40,300	1,373,021
		17,286,128
Health Care Providers & Services - 5.7%
Cardinal Health, Inc.	94,082	5,081,369
Centene Corp. (b)	13,300	1,098,846
Cigna Corp.	52,703	12,531,719
Covetrus, Inc. (b)	26,621	471,724
CVS Health Corp.	121,998	12,645,093
Guardant Health, Inc. (b)	17,000	1,126,590
Humana, Inc.	3,600	1,563,552
McKesson Corp.	43,206	11,879,922
UnitedHealth Group, Inc.	32,399	15,417,712
		61,816,527
Life Sciences Tools & Services - 0.2%
Danaher Corp.	6,700	1,838,547
Pharmaceuticals - 5.3%
Bayer AG	155,056	8,956,498
Bristol-Myers Squibb Co.	296,517	20,361,822
Eli Lilly & Co.	11,300	2,824,435
GlaxoSmithKline PLC sponsored ADR	267,238	11,186,583
Johnson & Johnson	71,484	11,764,122
Pliant Therapeutics, Inc. (b)	16,400	147,108
Sanofi SA sponsored ADR	38,000	1,993,100
Viatris, Inc.	11,800	129,918
		57,363,586
TOTAL HEALTH CARE		144,109,802
INDUSTRIALS - 14.5%
Aerospace & Defense - 2.8%
Airbus Group NV	37,800	4,826,271
General Dynamics Corp.	13,129	3,078,094
Huntington Ingalls Industries, Inc.	9,319	1,904,804
MTU Aero Engines AG	3,600	861,791
Raytheon Technologies Corp.	15,092	1,549,948
Rolls-Royce Holdings PLC (b)	782,100	1,078,877
Safran SA	7,200	915,460
The Boeing Co. (b)	79,667	16,358,822
		30,574,067
Air Freight & Logistics - 2.2%
FedEx Corp.	21,292	4,732,573
United Parcel Service, Inc. Class B	87,563	18,425,006
		23,157,579
Airlines - 0.1%
Copa Holdings SA Class A (b)	3,200	271,488
Ryanair Holdings PLC sponsored ADR (b)	9,400	937,274
		1,208,762
Building Products - 0.2%
Johnson Controls International PLC	26,000	1,688,960
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	121,800	1,606,542
Electrical Equipment - 0.9%
Acuity Brands, Inc.	18,956	3,457,006
Hubbell, Inc. Class B	11,785	2,100,676
Regal Rexnord Corp.	1,400	224,490
Vertiv Holdings Co.	303,100	3,946,362
		9,728,534
Industrial Conglomerates - 6.5%
3M Co.	13,059	1,941,220
General Electric Co.	716,513	68,434,157
		70,375,377
Machinery - 1.0%
Cummins, Inc.	6,000	1,224,720
Epiroc AB (A Shares)	4,400	82,679
Flowserve Corp.	60,619	1,840,999
Fortive Corp.	30,400	1,968,400
Otis Worldwide Corp.	19,696	1,542,788
PACCAR, Inc.	6,300	578,403
Stanley Black & Decker, Inc.	9,300	1,513,110
Westinghouse Air Brake Tech Co.	23,545	2,185,447
		10,936,546
Professional Services - 0.1%
Acacia Research Corp. (b)	36,900	141,327
Equifax, Inc.	3,700	807,858
		949,185
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	104,358	5,685,424
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	15,900	239,554
TOTAL INDUSTRIALS		156,150,530
INFORMATION TECHNOLOGY - 19.3%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (d)	232,270	1,983,586
IT Services - 4.1%
Amadeus IT Holding SA Class A (b)	25,900	1,708,795
Edenred SA	68,000	3,094,334
Fidelity National Information Services, Inc.	43,500	4,142,505
Genpact Ltd.	43,400	1,815,856
Global Payments, Inc.	5,500	733,590
IBM Corp.	11,500	1,408,865
MasterCard, Inc. Class A	8,615	3,108,464
PayPal Holdings, Inc. (b)	23,600	2,641,548
Sabre Corp. (b)(c)	244,300	2,670,199
Snowflake Computing, Inc. (b)	800	212,528
Twilio, Inc. Class A (b)	14,000	2,447,200
Unisys Corp. (b)	141,362	3,020,906
Visa, Inc. Class A	79,827	17,252,211
		44,257,001
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	11,118	1,782,104
Applied Materials, Inc.	21,916	2,941,127
Intel Corp.	94,500	4,507,650
Lam Research Corp.	3,300	1,852,455
Marvell Technology, Inc.	38,801	2,651,272
Qualcomm, Inc.	114,101	19,624,231
		33,358,839
Software - 8.3%
Adobe, Inc. (b)	3,100	1,449,808
Autodesk, Inc. (b)	9,541	2,101,214
Coupa Software, Inc. (b)	1,100	133,111
DocuSign, Inc. (b)	6,700	793,481
DoubleVerify Holdings, Inc. (b)	16,500	456,225
Dynatrace, Inc. (b)	31,865	1,415,443
Elastic NV (b)	28,000	2,426,200
Microsoft Corp.	235,353	70,321,121
PTC, Inc. (b)	10,200	1,135,056
Salesforce.com, Inc. (b)	3,300	694,749
SAP SE sponsored ADR	70,817	7,972,578
Workday, Inc. Class A (b)	3,300	755,865
		89,654,851
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	227,868	37,625,564
Samsung Electronics Co. Ltd.	22,520	1,357,048
		38,982,612
TOTAL INFORMATION TECHNOLOGY		208,236,889
MATERIALS - 2.9%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (b)	38,300	1,035,632
DuPont de Nemours, Inc.	94,800	7,334,676
		8,370,308
Metals & Mining - 2.1%
First Quantum Minerals Ltd.	178,300	5,228,727
Freeport-McMoRan, Inc.	315,704	14,822,303
Glencore Xstrata PLC	486,400	2,860,036
		22,911,066
TOTAL MATERIALS		31,281,374
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	10,709	2,429,551
Equinix, Inc.	442	313,701
Simon Property Group, Inc.	43,200	5,942,592
		8,685,844
UTILITIES - 0.3%
Electric Utilities - 0.3%
Entergy Corp.	8,900	936,369
Southern Co.	33,700	2,182,749
		3,119,118
Multi-Utilities - 0.0%
Sempra Energy	2,034	293,343
TOTAL UTILITIES		3,412,461
TOTAL COMMON STOCKS (Cost $680,337,425)		1,059,985,198

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (d)(e)	1,200	74,153

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	114,800	1,581,944

TOTAL PREFERRED STOCKS (Cost $1,419,802)		1,656,097

Other - 0.1%
	Shares	Value ($)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $3,264,207)	2,548,426	912,107

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (g)	12,362,962	12,365,435
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	3,098,571	3,098,881
TOTAL MONEY MARKET FUNDS (Cost $15,464,316)		15,464,316

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $700,485,750)	1,078,017,718
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,309,434
NET ASSETS - 100.0%	1,079,327,152

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,446,327 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,969,846 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	2,322,700
Reddit, Inc. Series E	5/18/21	50,969
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	3,264,206

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	1,030,319	34,896,356	23,561,240	772	-	-	12,365,435	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	3,967,656	5,873,304	6,742,079	1,745	-	-	3,098,881	0.0%
Total	4,997,975	40,769,660	30,303,319	2,517	-	-	15,464,316

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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